Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Category of Revenue
Revenue	$ 26,729,054	$ 19,918,959
Virtual technology service [Member]
Category of Revenue
Revenue	15,036,110	8,968,867
Digital asset development and others [Member]
Category of Revenue
Revenue	11,692,944	10,950,092
Category of Revenue [Member]
Category of Revenue
Revenue	26,729,054	19,918,959
Services transferred at a point in time [Member]
Category of Revenue
Revenue	26,729,054	19,918,959
Services transferred over time [Member]
Category of Revenue
Revenue